Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets [Line Items]
Intangible assets	$ 119,099,000	$ 119,381,000	$ 118,678,000	$ 93,042,000
Amortization of intangible asset	20 years
Bottom of range [member]
Intangible Assets [Line Items]
Discount rate	9.30%
Percentage of growth rate	1.50%
Bottom of range [member] | “The Art Newspaper” [Member]
Intangible Assets [Line Items]
Discount rate	10.70%
Percentage of growth rate	1.90%
Top of range [member]
Intangible Assets [Line Items]
Discount rate	14.40%
Percentage of growth rate	3.20%
Top of range [member] | “The Art Newspaper” [Member]
Intangible Assets [Line Items]
Discount rate	12.60%
Percentage of growth rate	2.50%
Brand names [member]
Intangible Assets [Line Items]
Intangible assets	$ 118,598,000	118,879,000	118,179,000	92,542,000
Brand names [member] | Directors [Member]
Intangible Assets [Line Items]
Intangible assets	118,461,000	118,733,000	118,025,000
Remaining Intangible assets	137,000	146,000	154,000
Brand names [member] | “L’Officiel” [Member]
Intangible Assets [Line Items]
Intangible assets	92,557,000	92,769,000	92,216,000
Brand names [member] | “The Art Newspaper” [Member]
Intangible Assets [Line Items]
Remaining Intangible assets	25,904,000	25,964,000	25,809,000
Archived Images [Member]
Intangible Assets [Line Items]
Intangible assets	501,000	502,000	499,000	$ 500,000
Archived Images [Member] | Directors [Member]
Intangible Assets [Line Items]
Intangible assets	501,000	502,000	499,000
Archived Images [Member] | “L’Officiel” [Member]
Intangible Assets [Line Items]
Intangible assets	$ 501,000	$ 502,000	$ 499,000